Schedule of Investments

June 30, 2021 (Unaudited)

Intrepid Capital Fund

	Principal Amount	Value
BANK LOANS - 5.09%
Health Care - 5.09%
Cansortium Holdings LLC 13.000% (1 Month LIBOR USD + 1.300%), 04/29/2025 (a)	$1,000,000	1,010,000
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/30/2023 (a)	2,000,000	1,970,000

TOTAL BANK LOANS (Cost $2,942,249)		2,980,000

	Shares
COMMON STOCKS - 65.88%
Capital Goods - 2.17%
Acuity Brands, Inc.	6,816	1,274,796

Commercial & Professional Services - 3.25%
Copart, Inc. (b)	14,438	1,903,362

Consumer Durables & Apparel - 3.91%
Skechers U.S.A., Inc. - Class A (b)	45,965	2,290,436

Diversified Financials - 6.98%
Berkshire Hathaway, Inc. - Class B (b)	7,807	2,169,721
Jefferies Financial Group, Inc.	56,098	1,918,552

		4,088,273

Food, Beverage & Tobacco - 4.45%
Becle SAB de CV (c)	613,543	1,621,423
Turning Point Brands, Inc.	21,619	989,502

		2,610,925

Health Care Equipment & Services - 1.66%
CVS Health Corp.	11,673	973,995

Media & Entertainment - 19.25%
Alphabet, Inc. - Class A (b)	1,013	2,473,533
Electronic Arts, Inc.	11,572	1,664,401
InterActiveCorp (b)	7,778	1,199,134
Match Group, Inc. (b)	8,418	1,357,403
Take-Two Interactive Software, Inc. (b)	9,872	1,747,541
Twitter, Inc. (b)	32,272	2,220,636
Vimeo, Inc. (b)	12,627	618,723

		11,281,371

Pharmaceuticals, Biotechnology & Life Sciences - 4.12%
Trulieve Cannabis Corp. (b)(c)	64,392	2,413,921

Real Estate - 2.80%
FRP Holdings, Inc. (b)	29,429	1,638,607

Retailing - 6.42%
Dollar General Corp.	8,554	1,851,000
The TJX Companies, Inc.	28,357	1,911,829

		3,762,829

Software & Services - 10.87%
Accenture PLC - Class A (c)	6,240	1,839,489
Dropbox, Inc. - Class A (b)	47,129	1,428,480
Visa, Inc. - Class A	6,195	1,448,515
WNS Holdings Ltd. - ADR (b)(c)	20,685	1,652,111

		6,368,595

TOTAL COMMON STOCKS (Cost $22,840,104)		38,607,110

REAL ESTATE INVESTMENT TRUST (REIT) - 1.91%
Real Estate - 1.91%
PotlatchDeltic Corp.	21,040	1,118,276

TOTAL REIT (Cost $623,330)		1,118,276

	Principal
	Amount
CONVERTIBLE BONDS - 4.40%
Diversified Financials - 0.83%
WisdomTree Investments, Inc. 4.250%, 06/15/2023 (d)	$400,000	487,240

Energy - 1.39%
Teekay Corp. 5.000%, 01/15/2023 (c)	837,000	814,686

Real Estate - 2.18%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	1,185,000	1,273,875

TOTAL CONVERTIBLE BONDS (Cost $2,293,689)		2,575,801

CORPORATE BONDS - 19.17%
Consumer Services - 2.79%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (d)	1,587,000	1,636,149

Energy - 2.56%
Great Western Petroleum LLC 12.000%, 09/01/2025 (d)	1,500,000	1,498,440

Food & Staples Retailing - 2.11%
Ingles Markets, Inc. 5.750%, 06/15/2023	1,234,000	1,236,622

Food, Beverage & Tobacco - 0.99%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (d)	564,000	582,894

Industrials - 2.02%
Icahn Enterprises LP 6.750%, 02/01/2024	1,158,000	1,186,394

Pharmaceuticals, Biotechnology & Life Sciences - 3.74%
Ayr Wellness, Inc. 12.500%, 12/10/2024 (c)	1,000,000	1,109,310
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (c)	1,005,000	1,081,801

		2,191,111

Retailing - 2.26%
Caleres, Inc. 6.250%, 08/15/2023	1,315,000	1,324,350

Telecommunication Services - 2.70%
Cincinnati Bell, Inc. 8.000%, 10/15/2025 (d)	1,500,000	1,579,928

TOTAL CORPORATE BONDS (Cost $11,130,300)		11,235,888

WARRANT - 0.00%
Health Care - 0.00%
Cansortium Holdings LLC
Expiration: 4/29/2025, Exercise Price: $1.20 (b)	250,000	2,500

TOTAL WARRANT (Cost $0)		2,500

SHORT-TERM INVESTMENT - 1.88%	Shares
Money Market Fund - 1.88%
STIT - Treasury Portfolio - Institutional Class, 0.010% (e)	1,102,940	1,102,940

TOTAL SHORT-TERM INVESTMENT (Cost $1,102,940)		1,102,940

Total Investments (Cost $40,932,612) - 98.33%		57,622,515
Other Assets in Excess of Liabilities - 1.67%		979,864

TOTAL NET ASSETS - 100.00%		$58,602,379

ADR - American Depositary Receipt

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate listed is as of June 30, 2021.
(b)	Non-income producing security.
(c)	Foreign Issued Security.
(d)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2021, the value of these investments was $5,784,651, or 9.87% of total net assets.

(e)	Rate listed is the 7-day effective yield.

Schedule of Investments

June 30, 2021 (Unaudited)

Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 91.21%
Capital Goods - 2.68%
Acuity Brands, Inc.	13,050	$2,440,741

Commercial & Professional Services - 10.06%
Franklin Covey Co. (a)	92,321	2,986,584
IAA, Inc. (a)	47,651	2,598,886
SP Plus Corp. (a)	116,473	3,562,909

		9,148,379

Consumer Durables & Apparel - 9.48%
LGI Homes, Inc. (a)	22,573	3,655,471
Skechers U.S.A., Inc. - Class A (a)	99,559	4,961,025

		8,616,496

Diversified Financials - 4.67%
Cboe Global Markets, Inc.	13,630	1,622,651
Jefferies Financial Group, Inc.	76,825	2,627,415

		4,250,066

Food, Beverage & Tobacco - 6.09%
Becle SAB de CV (b)	1,091,871	2,885,511
Turning Point Brands, Inc.	58,029	2,655,987

		5,541,498

Media & Entertainment - 13.92%
Angi, Inc. (a)	118,819	1,606,433
InterActiveCorp (a)	11,537	1,778,659
Take-Two Interactive Software, Inc. (a)	35,407	6,267,747
The Madison Square Garden Corp. - Class A (a)	12,061	2,081,367
Vimeo, Inc. (a)	18,730	917,770

		12,651,976

Pharmaceuticals, Biotechnology & Life Sciences - 21.72%
Cresco Labs, Inc. (a)(b)	380,505	4,337,757
Green Thumb Industries, Inc. (a)(b)	212,000	6,996,000
Trulieve Cannabis Corp. (a)(b)	224,394	8,412,060

		19,745,817

Retailing - 7.93%
Burlington Stores, Inc. (a)	10,225	3,292,348
Etsy, Inc. (a)	10,626	2,187,256
Five Below, Inc. (a)	8,959	1,731,506

		7,211,110

Software & Services - 10.87%
Dropbox, Inc. - Class A (a)	112,263	3,402,692
Keywords Studios PLC (a)(b)	54,157	1,865,390
WNS Holdings Ltd. - ADR (a)(b)	57,795	4,616,087

		9,884,169

Technology Hardware & Equipment - 3.79%
Fabrinet (a)(b)	19,328	1,852,975
Silicom Ltd. (a)(b)	36,112	1,591,095

		3,444,070

TOTAL COMMON STOCKS (Cost $58,024,071)		82,934,322

EXCHANGE-TRADED FUND - 2.05%
iShares Gold Trust (a)	55,158	1,859,376

TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		1,859,376

REAL ESTATE INVESTMENT TRUST (REIT) - 0.90%
Real Estate - 2.33%
PotlatchDeltic Corp.	15,337	815,162

TOTAL REIT (Cost $494,765)		815,162

Total Investments (Cost $59,930,517) - 94.16%		85,608,860
Other Assets in Excess of Liabilities - 5.84%		5,313,818

TOTAL NET ASSETS - 100.00%		$90,922,678

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.

Schedule of Open Forward Currency Contracts
June 30, 2021 (Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank	09/09/2021	USD	1,706,422	MXN	36,915,000	$(128,593)
State Street Bank	10/21/2021	USD	2,177,403	GBP	1,556,000	24,301

						$(104,292)

GBP - British Pound

MXN - Mexican Peso

USD - U.S. Dollar

Schedule of Investments

June 30, 2021 (Unaudited)

Intrepid Income Fund

	Principal Amount	Value
BANK LOANS - 19.26%
Consumer Services - 19.26%
Acreage Holdings, Inc. 15.000%, 07/01/2021 (a)	$3,500,000	3,629,150
Cansortium Holdings LLC (1 Month LIBOR USD + 1.300%), 04/29/2025 (b)	3,000,000	3,030,000
Curaleaf, Inc. R/C 10.250%, 06/30/2021 (a)	4,000,000	3,997,500
Curaleaf, Inc. T/L 13.000%, 09/30/2021 (a)	6,750,000	7,391,250
Railworks Corp. 6.500% (3 Month LIBOR USD + 0.550%), 09/30/2021 (b)	2,986,816	3,005,484
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/30/2023 (b)	5,500,000	5,417,500
WDB Holding PA, Inc. 12.875%, 06/30/2021 (a)	2,500,000	2,702,750

TOTAL BANK LOANS (Cost $28,256,904)		29,173,634

	Shares
COMMON STOCKS - 3.42%
Diversified Financials - 3.42%
AFC Gamma, Inc.	55,026	1,136,287
Choice Consolidation Corp. (c)(d)	406,651	4,046,177

TOTAL COMMON STOCKS (Cost $5,192,191)		5,182,464

	Principal Amount
CONVERTIBLE BONDS - 19.06%
Diversified Financials - 6.07%
EZCORP, Inc.
2.875%, 07/01/2024	$2,832,000	2,708,100
2.375%, 05/01/2025	2,000,000	1,782,600
WisdomTree Investments, Inc.
4.250%, 06/15/2023 (e)	1,100,000	1,339,910
3.250%, 06/15/2026 (e)	3,500,000	3,360,000

		9,190,610

Energy - 3.86%
Teekay Corp. 5.000%, 01/15/2023 (d)	6,011,000	5,850,750

Food, Beverage & Tobacco - 1.48%
Turning Point Brands, Inc. 2.500%, 07/15/2024	1,970,000	2,235,950

Health Care Equipment & Services - 1.16%
UpHealth, Inc. 6.250%, 06/15/2026 (e)	2,000,000	1,760,000

Real Estate - 1.97%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	2,779,000	2,987,425

Software & Services - 3.03%
Kaleyra, Inc. 6.125%, 06/01/2026 (e)	4,500,000	4,594,754

Telecommunication Services - 1.49%
Liberty Latin America Ltd. 2.000%, 07/15/2024 (d)	2,201,000	2,252,905

TOTAL CONVERTIBLE BONDS (Cost $26,599,855)		28,872,394

CONVERTIBLE PREFERRED STOCK - 3.57%
Energy - 3.57%
Targa Resources Corp. (e)	5,000	5,413,758

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,143,750)		5,413,758

CORPORATE BONDS - 52.15%
Consumer Durables & Apparel - 3.74%
LGI Homes, Inc. 6.875%, 07/15/2026 (e)	2,500,000	2,596,372
Vista Outdoor, Inc. 4.500%, 03/15/2029 (e)	3,000,000	3,062,130

		5,658,502

Consumer Services - 1.49%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (e)	2,188,000	2,255,763

Diversified Financials - 5.20%
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	2,569,000	2,669,191
Oppenheimer Holdings, Inc. 5.500%, 10/01/2025	4,970,000	5,208,312

		7,877,503

Energy - 10.15%
Bristow Group, Inc. 6.875%, 03/01/2028 (e)	2,500,000	2,553,587
Great Western Petroleum LLC 12.000%, 09/01/2025 (e)	6,000,000	5,993,760

Matador Resources Co. 5.875%, 09/15/2026	3,211,000	3,311,665
Teekay Corp. 9.250%, 11/15/2022 (d)(e)	3,400,000	3,516,875

		15,375,887

Food & Staples Retailing - 1.52%
Ingles Markets, Inc. 5.750%, 06/15/2023	2,296,000	2,300,879

Food, Beverage & Tobacco - 3.84%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (e)	5,626,000	5,814,471

Media & Entertainment - 5.19%
Meredith Corp. 6.875%, 02/01/2026	3,372,000	3,511,280
Rackspace Technology Global, Inc. 5.375%, 12/01/2028 (e)	1,500,000	1,541,250
Speedway Motorsports LLC 4.875%, 11/01/2027 (e)	2,778,000	2,813,058

		7,865,588

Merchant Wholesalers, Nondurable Goods - 2.18%
KeHE Distributors LLC 8.625%, 10/15/2026 (e)	3,010,000	3,296,417

Pharmaceuticals, Biotechnology & Life Sciences - 4.38%
Ayr Wellness, Inc. 12.500%, 12/10/2024 (d)	2,600,000	2,884,206
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (d)	3,486,000	3,752,397

		6,636,603

Pipeline Transportation - 4.51%
Colgate Energy Partners III LLC
7.750%, 02/15/2026 (e)	555,000	610,347
5.875%, 07/01/2029 (e)	2,500,000	2,593,750
PBF Logistics Finance Corp. 6.875%, 05/15/2023	3,688,000	3,628,070

		6,832,167

Real Estate - 2.55%
IIP Operating Partnership LP 5.500%, 05/25/2026 (e)	3,750,000	3,864,136

Retailing - 2.80%
Caleres, Inc. 6.250%, 08/15/2023	4,212,000	4,241,947

Telecommunication Services - 1.84%
Cincinnati Bell, Inc. 8.000%, 10/15/2025 (e)	2,645,000	2,785,939

Telecommunications - 2.76%
Cincinnati Bell Telephone Co LLC 6.300%, 12/01/2028	1,145,000	1,272,164
Consolidated Communications, Inc. 5.000%, 10/01/2028 (e)	2,863,000	2,908,092

		4,180,256

TOTAL CORPORATE BONDS (Cost $76,075,851)		78,986,058

	Shares
PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.32%
Diversified Financials - 0.32%
Kaleyra, Inc. (c)	40,000	489,600

TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $500,000)		489,600

	Principal Amount
WARRANTS - 0.06%
Consumer Services - 0.06%
Acreage Holdings, Inc. - Class D	$49,833	498
Expiration: 10/30/2024, Exercise Price: $3.01
Acreage Holdings, Inc. - Class E	111,209	75,622
Expiration: 10/30/2024, Exercise Price: $3.15
Cansortium Holdings LLC
Expiration: 4/29/2025, Exercise Price: $1.20	750,000	7,500

TOTAL WARRANTS (Cost $0)		83,620

	Shares
SHORT-TERM INVESTMENT - 0.48%
Money Market Fund - 0.48%
STIT - Treasury Portfolio - Institutional Class, 0.010% (f)	732,849	732,849

TOTAL SHORT-TERM INVESTMENT (Cost $732,849)		732,849

Total Investments (Cost $142,501,400) - 98.32%		148,934,377
Liabilities in Excess of Other Assets - 1.68%		2,543,965

TOTAL NET ASSETS - 100.00%		$151,478,342

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)	Variable Rate Security. The rate listed is as of June 30, 2021.
(c)	Non-income producing security.
(d)	Foreign Issued Security.
(e)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2021, the value of these investments was $64,215,619, or 42.39% of total net assets.

(f)	Rate listed is the 7-day effective yield.

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities.

Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the latest mean will be used. When using the latest mean quotation, these contracts are classified as Level 2.

Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade. When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of June 30, 2021, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Bank Loans*	$—	$2,980,000	$—	$2,980,000
Total Common Stocks*
Capital Goods	1,274,796	—	—	1,274,796
Commercial & Professional Services	1,903,362	—	—	1,903,362
Consumer Durables & Apparel	2,290,436	—	—	2,290,436
Diversified Financials	4,088,273	—	—	4,088,273
Food, Beverage & Tobacco	2,610,925	—	—	2,610,925
Health Care Equipment & Services	973,995	—	—	973,995
Media & Entertainment	11,281,371	—	—	11,281,371
Pharmaceuticals, Biotechnology & Life Sciences	—	2,413,921	—	2,413,921
Real Estate	1,638,607	—	—	1,638,607
Retailing	3,762,829	—	—	3,762,829
Software & Services	6,368,595	—	—	6,368,595

Total Common Stocks	36,193,189	2,413,921	—	38,607,110
Total Real Estate Investment Trust (REIT)*	1,118,276	—	—	1,118,276
Total Convertible Bonds*	—	2,575,801	—	2,575,801
Total Corporate Bonds*	—	11,235,888	—	11,235,888
Total Warrant*	—	2500	—	2,500
Money Market Fund*	1,102,940	—	—	1,102,940

Total Assets	$38,414,405	$19,208,110	$—	$57,622,515

Intrepid Endurance Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*
Capital Goods	$2,440,741	$—	$—	$2,440,741
Commercial & Professional Services	9,148,379	—	—	9,148,379
Consumer Durables & Apparel	8,616,496	—	—	8,616,496
Diversified Financials	4,250,066	—	—	4,250,066
Food, Beverage & Tobacco	5,541,498	—	—	5,541,498
Media & Entertainment	12,651,976	—	—	12,651,976
Pharmaceuticals, Biotechnology & Life Sciences	11,333,757	8,412,060	—	19,745,817
Retailing	7,211,110	—	—	7,211,110
Software & Services	9,884,169	—	—	9,884,169
Technology Hardware & Equipment	3,444,070	—	—	3,444,070

Total Common Stocks	74,522,262	8,412,060	—	82,934,322
Total Exchange Traded Fund*	1,859,376	—	—	1,859,376
Total Real Estate Investment Trust (REIT)*	815,162	—	—	815,162
Unrealized Appreciation on Forward Currency Contract	—	24,301	—	24,301

Total Assets	$2,674,538	$8,436,361	$—	$85,633,161

Liabilities
Unrealized Depreciation on Forward Currency Contract	$—	$(128,593)	$—	$(128,593)

Total Liabilities	$—	$(128,593)	$—	$(128,593)

Intrepid Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Bank Loans*
Consumer Services	$3,629,150	$25,544,484	$—	$—

Total Bank Loans	3,629,150	25,544,484	—	29,173,634
Total Common Stocks*	5,182,464	—	—	5,182,464
Total Convertible Bonds*	—	28,872,394	—	28,872,394
Total Convertible Preferred Stock*	—	5,413,758	—	5,413,758
Total Corporate Bonds*	—	78,986,058	—	78,986,058
Total Private Investment In Public Equity*	489,600	—	—	489,600
Total Warrants*
Consumer Services	76,120	7,500	—	83,620

Total Warrants	76,120	7,500	—	83,620
Money Market Fund*	732,849	—	—	732,849

Total Assets	$10,110,183	$138,824,194	$—	$148,934,377

The Funds did not hold any assets or liabilities that were measured at fair value using significant unobservable inputs (Level 3) as of June 30, 2021.

*	For further information regarding security characteristics, please see the Schedule of Investments.